Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 79,132,451.88
Previously Paid Amount	0.00
Total Fee Amount	6,884.52
Total Offset Amount	0.00
Net Fee	$ 6,884.52
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false